Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents
	December 31
	2017	2016
	USD thousands	USD thousands
Current balances in banks	31,072	14,784
Deposits held at financial institutions, with original
maturity periods of up to three months	15,304	170

	46,376	14,954